Asset Transactions and Impairments (Tables)	12 Months Ended
Dec. 31, 2023
Fort Hills
Asset Transactions and Impairments
Schedule of net assets acquired

($ millions)
Accounts receivable	35
Inventory	37
Property, plant and equipment	1 149
Other assets(1)	6
Total assets acquired	1 227
Accounts payable and other liabilities	(102)
Lease liabilities	(284)
Decommissioning provision	(83)
Deferred income taxes	(46)
Total liabilities assumed	(515)
Net assets acquired	712
(1)	Other assets include $3 million of cash and cash equivalents.

TotalEnergies EP Canada Ltd.
Asset Transactions and Impairments
Schedule of net assets acquired

($ millions)
Cash	150
Accounts receivable	521
Inventory	180
Property, plant and equipment	2 361
Deferred income taxes	1 084
Total assets acquired	4 296
Accounts payable and accrued liabilities	(527)
Lease liabilities	(347)
Decommissioning provision	(392)
Total liabilities assumed	(1 266)
Net assets acquired	3 030

Schedule of bargain purchase gain and revaluations

($ millions)
Total consideration(1)	1 832
Net assets acquired	(3 030)
Bargain purchase gain	(1 198)
Revaluation loss on existing interest	17
Fair value of pre-existing relationship	56
Bargain purchase gain and revaluations (note 7)	(1 125)

(1)	Total consideration includes working capital as at April 1, 2023.